Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - ¥ / shares	Dec. 31, 2024	Jun. 30, 2024
Class A ordinary shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.0001	¥ 0.0001
Ordinary shares, authorized	450,000,000	450,000,000
Ordinary shares, issued	15,231,387	14,707,073
Ordinary shares, outstanding	15,231,387	14,707,073
Class B ordinary shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.0001	¥ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	16,816,692	16,816,692
Ordinary shares, outstanding	16,816,692	16,816,692